Investor Report
Mercedes-Benz Auto Lease Trust 2020-A
Collection Period Ended

Amounts in USD
31-Jan-2020
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
1
18-Feb-2020
Payment Date
31-Jan-2020
1-Dec-2019
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... 2/15/2020
13-Feb-2020
Record Date
14-Feb-2020
20
18-Feb-2020
29-Jan-2020
30/360 Days
16
29-Jan-2020
15-Feb-2020
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
289,000,000.00
Class A-1 Notes
317.175753
289,000,000.00
0.682824
91,663,792.53
197,336,207.47
570,000,000.00
Class A-2 Notes
0.000000
570,000,000.00
1.000000
0.00
570,000,000.00
520,000,000.00
Class A-3 Notes
0.000000
520,000,000.00
1.000000
0.00
520,000,000.00
135,100,000.00
Class A-4 Notes
0.000000
135,100,000.00
1.000000
0.00
135,100,000.00
1,514,100,000.00
Total Note Balance
1,514,100,000.00
91,663,792.53
1,422,436,207.47
Overcollateralization
256,702,694.31
276,356,406.79
Total Securitization Value
1,770,802,694.31
256,702,694.31
present value of lease payments
present value of Base Residual Value
1,770,802,694.31
1,698,792,614.26
1,023,630,911.49
1,029,342,610.10
741,460,084.21
741,460,084.21
675,161,702.77
1,029,342,610.10
Initial Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
256,702,694.31
14.50%
276,356,406.79
15.61%
Target Overcollateralization Amount
278,901,424.35
15.75%
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.000000%
0.000000
91,663,792.53
317.175753
0.00
Class A-2 Notes
1.820000%
0.808889
461,066.67
0.808889
461,066.67
Class A-3 Notes
1.840000%
0.817778
425,244.44
0.817778
425,244.44
Class A-4 Notes
1.880000%
0.835556
112,883.56
0.835556
112,883.56
$92,662,987.20
Total
999,194.67

Investor Report
Mercedes-Benz Auto Lease Trust 2020-A
Collection Period Ended

Amounts in USD
31-Jan-2020
Lease Payments Received
Net Sales Proceeds-early terminations (incl Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
68,367,373.87
122,594.61
0.00
109,412.63
18,961.46
0.00
12,663.95
24,849,438.52
2,275,436.05
Total Exchange Note Payments
Available Funds ABS Notes
Available 2020-A Collections
95,614,325.02
Exchange Note Balance
Initial
Balance
Beginning
Balance
Ending
Balance
1,682,262,559.59
1,682,262,559.59
1,610,252,479.54
92,662,987.20
92,662,987.20
Subtotal
95,492,248.44
(2) Interest Distributable Amount Class A Notes
(3) Priority Principal Distribution Amount
999,194.67
0.00
(4) To Reserve Fund to reach the Reserve Fund Required Amount
(5) Regular Principal Distribution Amount
(6) Additional Servicing Fee and Transition Costs
0.00
91,663,792.53
0.00
(7) Total Trustee Fees and any Asset Representations Reviewer fees
[not previously paid under (1)]
0.00
(8) Excess Collections to Certificateholders
Total Distribution
(1) Total Trustee Fees and any Asset Representations Reviewer fees
(max. $250,000 p.a.)
0.00
92,662,987.20
Nonrecoverable Advances to the Servicer
(1) Total Servicing Fee
(2) Exchange Note Interest Distributable Amount
(1.89%)
2,951,337.82
0.00
1,413,100.55
(3) Exchange Note Principal Distributable Amount
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributable Amount and the Exchange Note Principal
Distributable Amount
(5) Remaining Funds Payable
91,249,886.65
Total Distribution
95,614,325.02
Distributions ABS Notes
Distribution on the Exchange Note
0.00
0.00
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2020-A
Collection Period Ended

Amounts in USD
31-Jan-2020
Distribution Detail
Amount Paid
Shortfall
Amount Due
0.00
2,951,337.82
2,951,337.82
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
999,194.67
999,194.67
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
461,066.67
0.00
461,066.67
thereof on Class A-3 Notes
425,244.44
0.00
425,244.44
thereof on Class A-4 Notes
112,883.56
0.00
112,883.56
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
999,194.67
999,194.67
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
91,663,792.53
0.00
91,663,792.53
Principal Distribution Amount
91,663,792.53
91,663,792.53
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2020-A
Collection Period Ended

Amounts in USD
31-Jan-2020
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
4,427,006.74
0.00
4,427,006.74
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
12,083.36
580.59
580.59
580.59
12,663.95
4,427,006.74
0.00
Notice to Investors
The fair value of the Notes and the Certificates on the Closing Date is summarized as follows:
Class A-1 Notes $288M (15.6%), Class A-2 Notes $570M (31.0%), Class A-3 Notes $520M (28.2%), Class A-4 Notes $135M (7.3%), Certificates $328M (17.8%), Total $1,841M
(100.0%*). The Depositor must retain a percentage interest in the Certificates with a fair value of at least 5% of the aggregate fair value of the Notes and Certificates, or
$92,049,356.58, according to Regulation RR.
*Percentages don't add up due to rounding.

Investor Report
Mercedes-Benz Auto Lease Trust 2020-A
Collection Period Ended

Amounts in USD
31-Jan-2020
Pool Statistics
Securitization Value end of Collection Period
1,770,802,694.31
Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
95.93%
Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
41,713
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
1,698,792,614.26
1,899,666.75
109,412.63
1,325,180.88
22,287,299.47
46,388,520.32
1,770,802,694.31
41,713
41,070
86.40%
1,199,619,731.80
1,179,457,552.35
7.71%
7.71%
24.11
14.28
Cumulative Turn-in Ratio
Aggregate Base Residual Value
13.43
24.95
Current
As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.68%
198.22%
Delinquency Profile
Delinquency Profile *
0.00%
45,848.31
91-120 Days Delinquent
41,015
46
8
2,429,272.81
1,695,999,763.27
317,729.87
100.00%
41,070
1,698,792,614.26
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage
Number of Leases
Amount **
99.84%
Current
0.02%
0.14%
31-60 Days Delinquent
61-90 Days Delinquent
1
Delinquency Trigger
4.747%
No
60+ Delinquency Leases to EOP Aggregate Securitization Value
Delinquency Trigger occurred
0.021%

Investor Report
Mercedes-Benz Auto Lease Trust 2020-A
Collection Period Ended

Amounts in USD
31-Jan-2020
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Recoveries
Liquidation Proceeds
Securitization Value of Defaulted Leases, Beg of Collection Period
1,124,902.00
26
.00
1,186,403.54
Principal Net Credit Loss / (Gain)
(61,501.54)
1,124,902.00
(61,501.54)
26
1,186,403.54
.00
Net Credit Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
(0.021)%
(0.021)%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization Value
Average Net Credit Loss / (Gain)
(2,365.44)
(0.003)%
NA
NA
NA
Current
Residual Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Sales Proceeds and Other Payments Received
Securitization Value of Liquidated Leases, Beg of Collection Period
Residual Loss / (Gain)
24,387,245.10
615
24,387,245.10
615
25,202,812.65
25,202,812.65
(815,567.55)
(815,567.55)
Residual Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
(0.282)%
(0.282)%
Average Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization Value
(0.046)%
(1,326.13)
NA
NA
NA